Financial liabilities on funding arrangements - Reconciliation of financial liabilities on funding arrangements (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Financial Liabilities At Amortised Cost [Abstract]
At February 1	£ 3,090	£ 5,919
Unwinding of discount factor	233	754
Derecognition of financial liabilities – finance income	0	(3,085)
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	(2,784)	410
Net finance income on funding arrangements accounting for as financial liabilities	(2,551)	(1,921)
Remeasurement or derecognition of financial liabilities – other operating income	(539)	(908)
At January 31	£ 0	£ 3,090